Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Property and Equipment [Abstract]
Schedule of Major Classifications of Property and Equipment

The major classifications of property and equipment are summarized as follows:

	January 31, 2025	October 31, 2024
Property and equipment	$465,091	$465,091
Less accumulated depreciation	(383,368)	(377,702)
Property and equipment, net	$81,723	$87,389

The major classifications of property and equipment are summarized as follows:

	October 31, 2024	October 31, 2023
Furniture and equipment	$465,091	$465,092
Less accumulated depreciation	(377,702)	(355,039)
Property and equipment, net	$87,389	$110,053